SIGNIFICANT ACCOUNTING POLICIES SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Debt Securities, Available-for-sale [Line Items]
Gain (loss) recognized on assets transferred to separate account	$ (12.5)	$ 17.3	$ 62.6
Equity Securities
Debt Securities, Available-for-sale [Line Items]
Percentage allocated	81.00%
Common Stock
Debt Securities, Available-for-sale [Line Items]
Available-for-sale securities		0.0
Debt Securities
Debt Securities, Available-for-sale [Line Items]
Percentage allocated	19.00%
Available-for-sale securities		$ 1,042.2
Interest Rate | Minimum
Debt Securities, Available-for-sale [Line Items]
Measurement input	0.035
Interest Rate | Maximum
Debt Securities, Available-for-sale [Line Items]
Measurement input	0.060
Corporate Joint Venture | Minimum
Debt Securities, Available-for-sale [Line Items]
Property, Plant and Equipment, Useful Life	40 years
Corporate Joint Venture | Maximum
Debt Securities, Available-for-sale [Line Items]
Property, Plant and Equipment, Useful Life	50 years